Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	€ (748)	€ (770)
Income statement		(284)	85	[1]
Other		(205)	(63)	[1]
Deferred tax asset (liability) ending balance		(1,237)	(748)	[1]
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	404	316
Income statement		(81)	(26)	[1]
Other		(51)	114	[1]
Deferred tax asset (liability) ending balance		272	404	[1]
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	821	653
Income statement		(73)	193	[1]
Other		8	(25)	[1]
Deferred tax asset (liability) ending balance		756	821	[1]
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	(1,911)	(1,652)
Income statement		(31)	(154)	[1]
Other		(154)	(105)	[1]
Deferred tax asset (liability) ending balance		(2,096)	(1,911)	[1]
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	(679)	(679)
Income statement		12	5	[1]
Other		(18)	(5)	[1]
Deferred tax asset (liability) ending balance		(685)	(679)	[1]
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	130	130
Income statement		63	11	[1]
Other		(9)	(11)	[1]
Deferred tax asset (liability) ending balance		184	130	[1]
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	155	100
Income statement		(200)	58	[1]
Other		(5)	(3)	[1]
Deferred tax asset (liability) ending balance		(50)	155	[1]
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	22	24
Income statement		(2)	(2)	[1]
Other		(5)		[1]
Deferred tax asset (liability) ending balance		15	22	[1]
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	175	194
Income statement		(39)	(14)	[1]
Other		20	(5)	[1]
Deferred tax asset (liability) ending balance		156	175	[1]
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	77	86
Income statement		73	11	[1]
Other		11	(20)	[1]
Deferred tax asset (liability) ending balance		161	77	[1]
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	428	441
Income statement		(113)	2	[1]
Other		4	(15)	[1]
Deferred tax asset (liability) ending balance		319	428	[1]
Right of use asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	(370)	(383)
Income statement		107	1	[1]
Other		(6)	12	[1]
Deferred tax asset (liability) ending balance		€ (269)	€ (370)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.